Consolidated Statements Of Redeemable Convertible Preferred Stock, Stockholders' Equity And Comprehensive Income (Loss) (USD $) In Thousands, except Share data		Warrants [Member] Convertible Preferred Stock [Member]	Redeemable Convertible Preferred Stock [Member]	Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Comprehensive Income (Loss) [Member]	Total
BALANCE at Dec. 31, 2007		$ 15	$ 12,700	$ 15,413	$ 3	$ 2,592		$ (11,434)		$ 6,589
BALANCE, shares at Dec. 31, 2007			4,357,644	34,619,205	42,417,258
Proceeds from issuance of Series D redeemable convertible preferred stock at $11.47 per share-net of issuance costs of $421			75,281
Proceeds from issuance of Series D redeemable convertible preferred stock at $11.47 per share-net of issuance costs of $421, shares			6,599,987
Issuance of common stock upon exercise of employee stock options						778				778
Issuance of common stock upon exercise of employee stock options, shares					1,048,310
Vesting of early exercised stock options						913				913
Repurchase of unvested early exercised stock options, shares					(977,467)
Repurchase of founder's stock						(3,197)				(3,197)
Repurchase of founder's stock, shares					(575,000)
Stock-based compensation						4,692				4,692
Foreign currency translation adjustment							(23)		(23)	(23)
Net income (loss)								(4,522)	(4,522)	(4,522)
BALANCE at Dec. 31, 2008		15	87,981	15,413	3	5,778	(23)	(15,956)	(4,545)	5,230
BALANCE, shares at Dec. 31, 2008			10,957,631	34,619,205	41,913,101
Cumulative effect of accounting change for warrant valuation		(15)						(128)		(143)
Issuance of common stock upon exercise of employee stock options					1	1,083				1,084
Issuance of common stock upon exercise of employee stock options, shares					1,704,436
Vesting of early exercised stock options						792				792
Repurchase of unvested early exercised stock options						(198)				(198)
Repurchase of unvested early exercised stock options, shares					(1,871,809)
Stock-based compensation						6,270				6,270
Foreign currency translation adjustment							20		20	20
Net income (loss)								(3,973)	(3,973)	(3,973)
BALANCE at Dec. 31, 2009			87,981	15,413	4	13,725	(3)	(20,057)	(3,953)	9,082
BALANCE, shares at Dec. 31, 2009			10,957,631	34,619,205	41,745,728
Issuance of Series A convertible preferred stock upon exercise of warrant				433						433
Issuance of Series A convertible preferred stock upon exercise of warrant, shares				70,365
Issuance of common stock upon exercise of employee stock options						1,307				1,307
Issuance of common stock upon exercise of employee stock options, shares					1,796,826
Vesting of early exercised stock options						767				767
Repurchase of unvested early exercised stock options, shares					(233,812)
Stock-based compensation						9,146				9,146
Income tax benefit from employee stock option exercises						129				129
Net income (loss)								15,385	15,385	15,385
BALANCE at Dec. 31, 2010			87,981	15,846	4	25,074	(3)	(4,672)	15,385	36,249
BALANCE, shares at Dec. 31, 2010			10,957,631	34,689,570	43,308,742
Issuance of common stock upon initial public offering, net of offering costs	[1]				1	248,405				248,406
Issuance of common stock upon initial public offering, net of offering costs, shares	[1]				6,003,804
Conversion of preferred stock to common stock upon initial public offering	[1]		(87,981)	(15,846)	5	103,822				87,981
Conversion of preferred stock to common stock upon initial public offering, shares	[1]		(10,957,631)	(34,689,570)	45,647,201
Issuance of common stock upon exercise of employee stock options	[1]					4,772				4,772
Issuance of common stock upon exercise of employee stock options, shares	[1]				1,343,601
Vesting of early exercised stock options	[1]					2,612				2,612
Repurchase of unvested early exercised stock options, shares	[1]				(18,989)
Stock-based compensation	[1]					19,555				19,555
Income tax benefit from employee stock option exercises	[1]					289				289
Change in unrealized gain on investments	[1]						16		16	16
Net income (loss)	[1]							4,993	4,993	4,993
BALANCE at Sep. 30, 2011					$ 10	$ 404,529	$ 13	$ 321	$ 5,009	$ 404,873
BALANCE, shares at Sep. 30, 2011					96,284,359

[1]	Unaudited